Investments in an Associate (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Associates [Abstract]
Summary of Investments in Associate	The Group therefore derecognized this associate and recognized in profit or loss the difference between the sum of the proceeds received and any retained interest, and the carrying amount of the investment in the associate at the date significant influence was lost.

(EUR thousand)	2021	2020
At January 1	2,009	1,917
Proportionate share of net profit for the year	547	92
Derecognition of the associate after minority interest sale	(2,556)	—
At December 31	—	2,009

Summarised Financial Information Relating to Swissfillon AG

Summarised financial information relating to Swissfillon AG for the year ended December 31, 2020:

At December 31,
(EUR thousand)	2020
Current assets	3,256
Non-current assets	8,462
Current liabilities	3,429
Non-current liabilities	7,152
Equity	1,138
Group’s share in equity – 26.94% in 2020	306
Goodwill	1,729
Exchange differences	(26)
Group’s carrying amount of the investment	2,009

	For the year ended December 31,
(EUR thousand)	2020	2019
Revenue from contracts with customers	11,230	5,559
Cost of materials and services	4,016	2,006
Personnel expenses	3,616	2,035
Other operating expenses	2,120	1,487
Depreciation and amortization	946	824
Finance costs	168	168
Profit before tax	364	(961)
Income tax expense	21	10
Net Profit	343	(971)
Group’s share of profit for the year	92	(262)